April 30, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Ameriprise Certificate Company

Ameriprise Stock Market Certificate

    Post-Effective Amendment No. 44

    File No. 33-22503

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Stock Market Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 44 (Amendment). This Amendment was filed electronically on April 24, 2015.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Tara Tilbury
Tara Tilbury
Vice President and Chief Counsel
Ameriprise Financial, Inc.